Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated Deficit [Member]	Shareholderequity [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2021	$ 158,129	$ 5,680	$ 1,606	$ (117,457)	$ 47,958	$ (1,533)	$ 46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts (Note 14)	$ 98				98		98
Shares issued for settlement of debts, (In Shares)	165,889
Shares issued for financing (Note 14)	$ 373				373		373
Shares issued for financing, (In Shares)	909,901
Shares issued for cash, net of share issuance costs (Note 14)	$ 3,867				3,867		3,867
Shares issued for cash, net of share issuance costs, (In Shares)	17,948,718
Stock options exercised (Note 15)	$ 258	(111)			147		147
Stock options exercised, (In Shares)	450,000
Shares issued for share-based payments (Note 15)	$ 1,221	(1,221)
Shares issued for share-based payments, (In Shares)	1,801,120
Witholding tax impact on share-based compensation payments		(636)			(636)		(636)
Warrants issued (Note 16)			94		94		94
Share-based compensation expense (Note 15)		3,113			3,113		3,113
Net loss for the year				(6,216)	(6,216)	3,894	(2,322)
Ending balance, value at Aug. 31, 2022	$ 163,946	6,825	1,700	(123,673)	48,798	2,361	51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for cash, net of share issuance costs (Note 14)	$ 105				105		105
Shares issued for cash, net of share issuance costs, (In Shares)	200,000
Shares issued for share-based payments (Note 15)	$ 675	(679)			(4)		(4)
Shares issued for share-based payments, (In Shares)	1,123,514
Share-based compensation expense (Note 15)		2,697			2,697		2,697
Witholding tax impact on restricted share units ("RSUs")		54			54		54
Shares issued for cashless exercise of options (Note 15)	$ 90	(90)
Shares issued for cashless exercise of options, (In shares)	155,619
Net income for the year				2,250	2,250	4,795	7,045
Ending balance, value at Aug. 31, 2023	$ 164,816	$ 8,807	$ 1,700	$ (121,423)	$ 53,900	$ 7,156	$ 61,056
Balance, number (in shares) at Aug. 31, 2023	277,625,317